Summary of Significant Accounting Policies - Pension Plan and Post Retirement Benefits (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit
Defined Benefit Plan Disclosure
Average remaining service life of active employees	9 years	9 years 7 months 6 days
Post- Retirement Benefits
Defined Benefit Plan Disclosure
Average remaining service life of active employees	13 years 2 months	14 years 1 month 6 days